Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished products	¥ 345,231	¥ 407,295
Work in process	149,969	154,178
Raw materials, purchased components and supplies	94,769	91,805
Inventories	¥ 589,969	¥ 653,278